Note 7 - Stockholders' Deficit - 10K (Details) - Stock Options by Exercise Price Range (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options - Shares	1,531
Outstanding Options - Weighted-Average Remaining Contractual Life in Years	7 years 109 days
Outstanding Options - Weighted-Average Exercise Price (in Dollars per share)	$ 0.31
Exercisable Stock Options - Shares	1,264
Exercisable Stock Options - Weighted-Average Exercise Price (in Dollars per share)	$ 0.05
Range 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options - Shares	1,264
Outstanding Options - Weighted-Average Remaining Contractual Life in Years	7 years 328 days
Outstanding Options - Weighted-Average Exercise Price (in Dollars per share)	$ 0.05
Exercisable Stock Options - Shares	1,264
Exercisable Stock Options - Weighted-Average Exercise Price (in Dollars per share)	$ 0.05
Range 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding Options - Shares	267
Outstanding Options - Weighted-Average Remaining Contractual Life in Years	4 years 219 days
Outstanding Options - Weighted-Average Exercise Price (in Dollars per share)	$ 1.57